Securitisations and Covered Bonds - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Holmes [member]
Disclosure of gross asset securitised [line items]
Beneficial interest in residential mortgage loans	£ 2,100	£ 3,200
Cash deposits	283	218
Fosse [member]
Disclosure of gross asset securitised [line items]
Beneficial interest in residential mortgage loans	1,700	200
Cash deposits
Langton [member]
Disclosure of gross asset securitised [line items]
Beneficial interest in residential mortgage loans	£ 2,400	£ 2,300